Group Companies (Tables)	12 Months Ended
Dec. 31, 2024
Group Companies [Abstract]
Schedule of Group Companies
Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2024
Quality Industrial Corp.	United States	Operating company	67.04%
AL Shola Al Modea Gas Distribution LLC	Dubai	Operating company	51% (Indirect)
BrightHy Solutions Limited	Ireland	Operating company	100%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hanoi Asset Management, S.L.	Spain	Hydrogen production	100%
Fusion Fuel Morocco, S.A.S	Morocco	Dormant entity	100%
Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2024
Fusion Fuel Portugal, S.A.	Portugal	Operating company	0%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	0%
Fuel Cell Évora II, Unipessoal LDA	Portugal	Hydrogen production	0%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	0%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Sines II, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Sines III, Unipessoal LDA	Portugal	Hydrogen production	0%
Hevo Portugal, Unipessoal, LDA	Portugal	Hydrogen production	0%
HEVO II Industria, Unipessoal LDA	Portugal	Hydrogen production	0%
Hanoi Asset Management, S.L.	Spain	Hydrogen production	100%
Hevo Aveiro, Unipessoal LDA	Portugal	Hydrogen production	0%
Fusion Fuel Morocco, S.A.S	Morocco	Dormant entity	100%